UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2005
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second Curve Capital, LLC
Address:  200 Park Avenue
          Suite 3300
          New York, NY 10166

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 212-808-3546

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  May 11, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	 30
Form 13F Information Table Value Total:  $540,991
						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
ACCREDITED HOME LENDERS		COM		00437P107	 2,898 	80000	SH		SOLE		80000
AFFILIATED MANAGERS GROUP INC	COM		008252108	 32,113 517700	SH		SOLE		517700
AMERICAN INTERNATIONAL GROUP	COM		026874107	 11,082 200000	SH		SOLE		200000
AMERICAS CAR MART INC		COM		03062T105	 2,580 	73600	SH		SOLE		73600
AMERICREDIT CORP		COM		03060R101	 27,582 1176702	SH		SOLE		1176702
AMERITRADE HOLDING CORP		COM		03074K100	 14,069 1378000	SH		SOLE		1378000
BAY VIEW CAPITAL CORP - DEL	COM		07262L309	 1,410 	88050	SH		SOLE		88050
BOSTON PRIVATE FINANCIAL HLDGS	COM		101119105	 6,861 	288900	SH		SOLE		288900
BRISTOL WEST HOLDINGS INC	COM		11037M105	 2,566 	165550	SH		SOLE		165550
CAPITAL ONE FINANCIAL CORP	COM		14040H105	 84,617 1131700	SH		SOLE		1131700
COMMERCE BANCORP INC - N.J.	COM		200519106	 39,311 1210700	SH		SOLE		1210700
COMPUCREDIT CORP		COM		20478N100	 19,508 732850	SH		SOLE		732850
CORUS BANKSHARES INC		COM		220873103	 5,060 	106100	SH		SOLE		106100
E-LOAN INC			COM		26861P107	 12,597 4753550	SH		SOLE		4753550
FIRST ACCEPTANCE CORP		COM		318457108	 9,556 	901500	SH		SOLE		901500
FIRST MARBLEHEAD CORP		COM		320771108	 14,066 244500	SH	 	SOLE		244500
INVESTORS FINANCIAL SERVICES	COM		461915100	 78,197 1598800	SH		SOLE		1598800
LEGG MASON INC			COM		524901105	 5,861 	75000	SH		SOLE		75000
METRIS COMPANIES INC		COM		591598107	 56,298 4857475	SH		SOLE		4857475
NETBANK INC			COM		640933107	 14,993	1768100	SH		SOLE		1768100
NOVASTAR FINANCIAL INC		COM		669947400	 27,152 754000	SH		SOLE		754000
PINNACLE FINL PARTNERS INC	COM		72346Q104	 1,059 	51100	SH		SOLE		51100
PORTFOLIO RECOVERY ASSOCIATES	COM		73640Q105	 25,756 756865	SH		SOLE		756865
PRIMUS GUARANTY LTD		COM		G72457107	 700 	53700	SH		SOLE		53700
PRIVATEBANCORP INC		COM		742962103	 2,122 	67550	SH		SOLE		67550
PROVIDIAN FINANCIAL CORP	COM		74406A102	 9,722 	566565	SH		SOLE		566565
QC HOLDINGS INC			COM		74729T101	 4,742 	315500	SH		SOLE		315500
SIGNATURE BANK			COM		82669G104	 10,167 383501	SH		SOLE		383501
UCBH HOLDINGS INC		COM		90262T308	 10,049 251850	SH		SOLE		251850
WILLIS GROUP HOLDINGS LTD	COM		G96655108	 8,296 	225000	SH		SOLE		225000



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